CAPITAL STOCK - Cash dividends declared (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended								12 Months Ended								95 Months Ended
	Feb. 26, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2020
Dividends Payable [Line Items]
Per Share Amount		$ 0.195	$ 0.190	$ 0.165	$ 0.240	$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.79	$ 0.96	$ 1.07
Dividend Declared [Member]
Dividends Payable [Line Items]
Per Share Amount										$ 0.790	$ 0.960	$ 1.070	$ 1.680	$ 1.680	$ 1.920	$ 2.160	$ 1.395	$ 11.785
Total										$ 53,570	$ 54,421	$ 55,814	$ 70,717	$ 41,388	$ 38,748	$ 22,643	$ 4,662	$ 353,042
Dividend Declared [Member] | Subsequent Event [Member]
Dividends Payable [Line Items]
Per Share Amount	$ 0.130
Total	$ 11,079